Segmented information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of geographical areas of property, plant and equipment, intangible assets and other assets
As at December 31	2017	2016
Canada	$218,488	$263,984
Barbados	1,756,300	-
India	-	7,896,331
United States	3,134	103,167,032
	$1,977,922	$111,327,347